Related Party Transactions (Tables)	12 Months Ended
Feb. 28, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationship with Group

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the group
Four Seasons Online Education (Cayman) Inc.("FSOL")	Equity method investee of the Group
Shanghai Yanjin Information Technology Co., Ltd. ("VIP Sing")	Equity method investee of the Group
Four Seasons Online Education (HK) Inc.("FSOL (HK)")	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd.("Fuxi Network")	Equity method investee of the Group
Shanghai Jiaxin Travel Agency ("Jiaxin Travel")	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Jing’an Dangdai Art Training School ("Dangdai")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Yang Huining, Ma Lichao, Yang Hongguan, Tao Jingyu	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Four Season Online School ("SHFSOS")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Electronic and Audio-visual Publishing House ("ESNU E&A Publishing")	Wholly-owned subsidiary of the non-controlling shareholder of the Group
Shanghai Jiading Four Seasons Bole Training School ("Bole")	Entity Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
East China Normal University Publishing House ("ESNU Publishing")	Non-controlling interest shareholders of VIE's subsidiaries
Shanghai Changning Four Seasons Training School ("Changning FSTS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Minhang Four Seasons Culture Training School ("Minhang FSCS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Xinhao Consulting Management Co., Ltd ("Xinhao Consulting")	Non-controlling interest shareholder of the Group
Shanghai Xuhui Four Seasons Training School ("Xuhui FSTS")	Sponsored by Shanghai Jiaxin Travel Agency, Entity controlled by Tian Peiqing, Chairman of the Group
Jiangxi Wuyuan Tourism Co., Ltd ("Wuyuan Tourism")	Non-controlling interest shareholder of the Group

Schedule of Transactions With Related Parties

The Group entered into the following transactions with its related parties:

	For the Years Ended
	February 28	February 29	February 28
	2023	2024	2025
	RMB	RMB	RMB	USD
Services provided to related parties
Jiaxin Travel (1)	—	1,153	7	1
SHFSOS (2)	7,381	884	—	—
Dangdai (3)	124	246	413	57
ESNU Publishing (4)	155	56	—	—
Bole (5)	—	30	—	—
Total	7,660	2,369	420	58
Purchases of services provided by related parties
SHFSOS (2)	127	253	6,593	907
ESNU E&A Publishing (4)	532	146	94	13
Xinhao Consulting(6)	—	—	300	41
Wuyuan Tourism(7)	—	—	1,232	169
Total	659	399	8,219	1,130
Short-term lease and comprehensive revenue services from related parties
Bole (5)	—	1,085	2,800	384
Changning FSTS (8)	—	—	1,800	247
Minhang FSCS (8)	—	—	600	82
Xuhui FSTS(8)	—	—	1,600	220
Huangshan Culture (9)	91	—	—	—
Dangdai (3)	—	3,025	4,300	590
Total	91	4,110	11,100	1,523
Loan to related parties
Dangdai (10)	122	3,785	—	—
Bole (10)	—	300	—	—
Non-controlling interest shareholders of subsidiaries (10)	—	583	—	—
Others (10)	—	95	—	—
Total	122	4,763	—	—

(1) The Group provided tourism service to Jiaxin Travel.

(2) The Group provided course design and development services, digital learning system, student management platform and promotional assistance service to SHFSOS, and charged service fee accordingly. The Group also purchased IT support service from SHFSOS and purchased learning service for the online course from SHFSOS.

(3) The Group sold textbooks for the course 'Math point to point' to Shanghai Jing'an Dangdai Art Training School ('Dangdai') and recognizes related revenue. The Group also rent operation space from Dangdai, and purchased school reception, management, and cleaning service from Dangdai.

(4) The Group charged service fee from ESNU Publishing for the copyright use of the Group's self-developed book series. The Group also purchased printing service for the self-developed book series from ESNU E&A Publishing.

(5) The Group provided labor outsourcing service to Bole and recognizes related revenue. The Group also rent operation space from Bole, and purchased school reception, management, and cleaning service from Bole.

(6) The Group purchased comprehensive consulting service from Xinhao Consulting.

(7) The Group paid Wuyuan Tourism for the resource usage fee in Wuyuan.

(8) The Group rent operation space, and purchased school reception, management, and cleaning service from Changning FSTS, Minhang FSCS and Xuhui FSTS.

(9) The Group rent operation space from Huangshan Culture, which was within one year and recorded as short-term lease expense.

(10) The Group makes loans to related parties to support their daily operations. The loans are interest-free, unsecured, and due on demand.

Schedule of Amounts Owed from and To Related Parties

The following tables present amounts due from and to related parties as of February 29, 2024 and February 28, 2025:

	As of
	February 29,	February 28,
	2024	2025
	RMB	RMB	USD
Amount due from related parties
SHFSOS (1)	4,240	—	—
Dangdai (2)	1,682	1,124	154
ESNU E&A Publishing (3)	1,759	1,625	223
Non-controlling interest shareholders of VIE's subsidiaries (4)	583	582	80
Total	8,264	3,331	457
Amounts due to related parties
FSOL (5)	1,276	1,252	172
Changning FSTS (6)	—	400	55
Minhang FSCS (7)	—	300	41
Xinhao Consulting (8)	—	300	41
Bole (9)	1,085	500	69
Dangdai (10)	—	500	69
ESNU Publishing (11)	496	468	64
Wuyuan Tourism (12)	—	1,232	169
Non-controlling interest shareholders of VIE's subsidiaries (13)	503	300	41
Others	24	4	1
Total	3,384	5,256	722

(1) The amount represents the receivable from course design and development services, digital learning system, student management platform and promotional assistance service provided to SHFSOS.

(2) The amount mainly represents the loan lent to Dangdai.

(3) The amount represents the prepayments for book printing service provided by ESNU E&A Publishing.

(4) The amount represents the loans to non-controlling shareholders, which were interest-free, unsecured, and due on demand.

(5) The amount represents the Group’s deposit in bank on behalf of the FSOL (CAYMAN).

(6) The amount represents the Group's payable to Changning FSTS for short-term lease and auxiliary service cost.

(7) The amount represents the Group's payable to Minhang FSCS for short-term lease and auxiliary service cost.

(8) The amount represents the Group's payable to Xinhao Consulting for comprehensive consulting services.

(9) The amount represents the Group's payable to Bole for short-term lease and auxiliary service cost.

(10) The amount represents the Group's payable to Dangdai for short-term lease and auxiliary service cost.

(11) The amount represents the advance from ESNU Publishing for copyright use.

(12) The amount represents the Group's payable to Wuyuan Tourism for resource usage fee.

(13) The amount represents the loans from non-controlling interest shareholders, which were non-interest bearing, unsecured, and due on demand.